Reverse Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reverse Acquisition
Reverse Acquisition

6. Reverse Acquisition

On February 14, 2023, the Company entered into the Agreement with Lithium Harvest and all the Shareholders. Pursuant to the Agreement, the Company acquired all outstanding shares of capital stock of Lithium Harvest in exchange for issuing to the Shareholders 206,667,233 shares of the Company’s common stock. The lender of a convertible note payable exercised its conversion feature and received 71,797,703 shares of common stock in exchange for its debt and interest. The Exchange Transaction represents a change of control and was accounted for as a reverse acquisition with Lithium Harvest being the accounting acquirer and the Company being the accounting acquiree. As a result of the Exchange Transaction, the number of shares of common stock outstanding increased to 287,190,813. The purchase price of Lithium Harvest was valued at $10,333,362 using the fair market value of the Company’s common stock price on the date of the Exchange Transaction, February 14, 2023.

6. Reverse Acquisition

On February 14, 2023, the Company entered into the Agreement with Lithium Harvest and all the Shareholders. Pursuant to the Agreement, the Company acquired all outstanding shares of capital stock of Lithium Harvest in exchange for issuing to the Shareholders 206,667,233 shares of the Company’s common stock. The lender of a convertible note payable exercised its conversion feature and received 71,797,703 shares of common stock in exchange for its debt and interest. The Exchange Transaction represents a change of control and was accounted for as a reverse acquisition with Lithium Harvest being the accounting acquirer and the Company being the accounting acquiree. As a result of the Exchange Transaction, the number of shares of common stock outstanding increased to 287,190,813. The purchase price of Lithium Harvest was valued at $10,333,362 using the fair market value of the Company’s common stock price on the date of the Exchange Transaction, February 14, 2023.